Loans (Schedule Of Finance Receivables Delinquency Status) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	$ 243.1	$ 212.7
60-89 Days Past Due	52.8	37.8
90 Days or Greater	66.7	43.4
Total Past Due	362.6	293.9
Current	19,060.9	17,160.5
Total Finance Receivables	19,423.5	17,454.4
Subtotal [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	213.4	159.2
60-89 Days Past Due	44.9	28.5
90 Days or Greater	50.5	27.5
Total Past Due	308.8	215.2
Current	17,923.3	15,467.8
Total Finance Receivables	18,232.1	15,683.0
Non-Strategic Portfolios [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	29.7	53.5
60-89 Days Past Due	7.9	9.3
90 Days or Greater	16.2	15.9
Total Past Due	53.8	78.7
Current	1,137.6	1,692.7
Total Finance Receivables	1,191.4	1,771.4
Transportation Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	18.3	4.0
60-89 Days Past Due	0.9	0.8
90 Days or Greater	0.5	0.7
Total Past Due	19.7	5.5
Current	1,747.8	1,329.1
Total Finance Receivables	1,767.5	1,334.6
International Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	30.6	14.0
60-89 Days Past Due	11.6	4.5
90 Days or Greater	12.6	4.4
Total Past Due	54.8	22.9
Current	1,678.5	1,199.0
Total Finance Receivables	1,733.3	1,221.9
Corporate Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
60-89 Days Past Due		0.3
90 Days or Greater	17.8	3.5
Total Past Due	17.8	3.8
Current	6,852.2	6,531.4
Total Finance Receivables	6,870.0	6,535.2
Equipment Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	116.6	61.9
60-89 Days Past Due	30.0	19.5
90 Days or Greater	18.6	13.3
Total Past Due	165.2	94.7
Current	3,878.9	3,575.2
Total Finance Receivables	4,044.1	3,669.9
Real Estate Finance [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	1,554.8	616.1
Total Finance Receivables	1,554.8	616.1
Commercial Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	47.9	79.3
60-89 Days Past Due	2.4	3.4
90 Days or Greater	1.0	5.6
Total Past Due	51.3	88.3
Current	2,211.1	2,217.0
Total Finance Receivables	$ 2,262.4	$ 2,305.3